SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2016
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of each option granted on the date of grant

	2015	2016

Risk-free interest rate	3.59%	1.69%
Exercise multiple	2.2	2.8
Expected volatility	61.2%	59.7%
Expected dividend yield	0%	0%
Fair value of ordinary shares	$1.28	$0.83

(1)   Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(2)   Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)   Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(4)   Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)   Fair value of underlying ordinary shares

The fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

Summary of the stock option activity under the 2008 Plan

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2016	1,374,050	$1.98
Granted	4,000	$1.40
Exercised	(39,500)	$1.24
Cancelled and Forfeited	(372,700)	$2.45

Outstanding at December 31, 2016	965,850	$1.82

Summary of information regarding the share options granted

	As of December 31, 2016
			Weighted-
		Weighted-	average remaining
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	965,850	$1.82	6.18	$256
Exercisable	567,288	$1.44	4.88	$256
Expected to vest	398,562	$2.36	8.03	$—